(14) Debt Obligations	9 Months Ended
Jun. 30, 2013
Notes
(14) Debt Obligations

(14)         DEBT OBLIGATIONS

Debt obligations as of June 30, 2013 and September 30, 2012, consisted of the following:

	June 30,	September 30,
	2013	2012

Settlement liability from patent infringement suit and countersuit settled in February 2010. The liability was paid in March 2013.	$-	$200,000

Note issued in connection with the acquisition of a subsidiary and matures in December 2014.	76,586	94,459

Capital leases with effective interest rates that range between 8.51% and 17.44%. Leases mature between August 2013 and November 2015. $154,410 was assumed through the sale of Midwest Monitoring & Surveillance, Inc. to its former owners.	68,870	118,098

Automobile loan with a financial institution secured by the vehicle. Interest rate is 7.06%, due
June 2014. $125,614 was assumed through the sale of Midwest Monitoring & Surveillance, Inc.
to its former owners.	7,090	12,274

Total debt obligations	152,546	424,831
Less current portion	(90,617)	(339,151)
Long-term debt, net of current portion	$61,929	$85,680